Long-term debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Loans	$ 1,683,624	$ 1,605,654
Less: Deferred finance costs, net	(8,019)	(8,495)
Total long-term debt	1,675,605	1,597,159
Less: Current portion of debt	(199,242)	(245,475)
Add: Deferred finance costs, current portion	2,727	2,739
Long-term debt, net of current portion and deferred finance costs	$ 1,479,090	$ 1,354,423